Incentive Units Roll Forward of Incentive Units (Incentive Units, Time Vesting Feature) (Detail) (Incentive Units, Time Vesting Feature)	5 Months Ended
Jun. 30, 2014
Incentive Units | Time Vesting Feature
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Vested Units Balance, January 29, 2014	853,630
Vested During Period	447,407
Forfeited During Period	(214,869)
Granted During Period	214,869
Cancelled During Period	0
Vested Units Balance, June 30, 2014	1,301,307